UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 2.0%
Spirit Airlines, Inc.(1)	33,705	$1,580,764

		$1,580,764

Auto Components — 1.8%
Dana Holding Corp.	75,228	$1,423,314

		$1,423,314

Building Products — 3.5%
A.O. Smith Corp.	60,496	$2,856,621

		$2,856,621

Chemicals — 5.3%
Calgon Carbon Corp.(1)	70,282	$1,427,428
Innophos Holdings, Inc.	24,166	1,127,827
RPM International, Inc.	43,042	1,707,476

		$4,262,731

Commercial Banks — 20.5%
1st Source Corp.	33,162	$977,284
Bancorp, Inc. (The)(1)	137,550	2,620,327
Bridge Capital Holdings(1)	34,446	759,534
Cardinal Financial Corp.	101,240	1,726,142
Center Bancorp, Inc.	26,744	474,706
ConnectOne Bancorp, Inc.(1)	42,471	1,939,651
Eagle Bancorp, Inc.(1)	68,727	2,285,173
First Business Financial Services, Inc.	13,077	539,426
First Financial Holdings, Inc.	13,898	855,422
German American Bancorp, Inc.	22,062	594,792
Prosperity Bancshares, Inc.	41,650	2,605,624
Texas Capital Bancshares, Inc.(1)	20,034	1,191,422

		$16,569,503

Construction & Engineering — 3.8%
EMCOR Group, Inc.	29,955	$1,273,387
MasTec, Inc.(1)	51,113	1,837,001

		$3,110,388

Containers & Packaging — 2.1%
AptarGroup, Inc.	26,338	$1,680,364

		$1,680,364

Distributors — 2.0%
Core-Mark Holding Co., Inc.	21,403	$1,619,137

		$1,619,137

Electric Utilities — 4.1%
Cleco Corp.	34,244	$1,673,162
Portland General Electric Co.	55,045	1,661,258

		$3,334,420

Electronic Equipment, Instruments & Components — 0.7%
Itron, Inc.(1)	13,542	$546,826

		$546,826

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	36,662	$1,565,834

		$1,565,834

Security	Shares	Value
Food Products — 4.1%
Darling International, Inc.(1)	87,077	$1,703,226
Inventure Foods, Inc.(1)	131,221	1,644,199

		$3,347,425

Health Care Equipment & Supplies — 5.7%
Analogic Corp.	13,518	$1,292,997
Teleflex, Inc.	22,963	2,150,255
West Pharmaceutical Services, Inc.	25,009	1,186,677

		$4,629,929

Insurance — 5.8%
Aspen Insurance Holdings, Ltd.	19,922	$774,966
Federated National Holding Co.	51,178	677,085
Horace Mann Educators Corp.	42,169	1,176,515
ProAssurance Corp.	19,200	892,032
Protective Life Corp.	24,502	1,200,843

		$4,721,441

Internet & Catalog Retail — 1.0%
FTD Cos., Inc.(1)	25,597	$793,507

		$793,507

IT Services — 1.8%
MAXIMUS, Inc.	34,526	$1,462,867

		$1,462,867

Machinery — 7.5%
Barnes Group, Inc.	55,952	$2,094,843
Crane Co.	23,147	1,461,964
EnPro Industries, Inc.(1)	34,016	2,467,521

		$6,024,328

Media — 1.3%
National CineMedia, Inc.	54,334	$1,014,959

		$1,014,959

Oil, Gas & Consumable Fuels — 3.5%
Stone Energy Corp.(1)	70,716	$2,188,660
VAALCO Energy, Inc.(1)	107,320	646,067

		$2,834,727

Road & Rail — 3.0%
Old Dominion Freight Line, Inc.(1)	45,240	$2,453,818

		$2,453,818

Semiconductors & Semiconductor Equipment — 5.2%
Entegris, Inc.(1)	161,075	$1,694,509
OmniVision Technologies, Inc.(1)	25,121	386,612
Photronics, Inc.(1)	252,946	2,099,452

		$4,180,573

Software — 1.9%
Nice Systems, Ltd. ADR	38,035	$1,500,481

		$1,500,481

Specialty Retail — 3.0%
CST Brands, Inc.	36,863	$1,177,035
Stage Stores, Inc.	62,071	1,216,592

		$2,393,627

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.4%
Hanesbrands, Inc.	11,736	$834,899
Iconix Brand Group, Inc.(1)	52,040	1,935,888

		$2,770,787

Thrifts & Mortgage Finance — 1.3%
First Defiance Financial Corp.	40,041	$1,029,855

		$1,029,855

Trading Companies & Distributors — 1.4%
CAI International, Inc.(1)	53,996	$1,117,177

		$1,117,177

Total Common Stocks (identified cost $52,480,730)		$78,825,403

Short-Term Investments — 2.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/3/14	$2,023	$2,023,284

Total Short-Term Investments (identified cost $2,023,284)		$2,023,284

Total Investments — 100.1% (identified cost $54,504,014)		$80,848,687

Other Assets, Less Liabilities — (0.1)%		$(109,335)

Net Assets — 100.0%		$80,739,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,563,791

Gross unrealized appreciation	$26,429,904
Gross unrealized depreciation	(145,008)

Net unrealized appreciation	$26,284,896

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$78,825,403	*	$—	$—	$78,825,403
Short-Term Investments	—		2,023,284	—	2,023,284
Total Investments	$78,825,403		$2,023,284	$—	$80,848,687

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using
Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014